Segment information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
4. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG are included in “Other.”

For the year ended December 31, 2014, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung , and construction contract revenues and expenses of the Mooring. The Mooring was constructed on behalf of, and was sold to, PGN using the percentage of completion method of accounting. The Mooring project was completed as of December 31, 2014. For the years ended December 31, 2013 and 2012, Majority held FSRUs includes a newbuilding, the PGN FSRU Lampung , and construction contract revenues and expenses of the Mooring under construction.

As of December 31, 2014 and 2013, Joint venture FSRUs include two 50% owned FSRUs, the GDF Suez Neptune and the GDF Suez Cape Ann , that operate under long term time charters with one charterer, GDF Suez Global LNG Supply SA.

The accounting policies applied to the segments are the same as those applied in the consolidated and combined carve-out financial statements, except that Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated and combined carve-out financial statements. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2014, 2013 and 2012.

	Year ended December 31, 2014
						Consolidated
	Majority	Joint venture FSRUs		Total		and Combined
	held	(proportional		Segment		Carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	Reporting
	(Restated)		(Restated)	(Restated)		(Restated)
Time charter revenues	$22,227	41,319	—	63,546	(41,319)	$22,227
Construction contract revenues	51,868	—	—	51,868	—	51,868
Other revenue	474	—	—	474	—	474
Total revenues	74,569	41,319	—	115,888		74,569
Operating expenses	(13,689)	(8,485)	(6,213)	(28,387)	8,485	(19,902)
Construction contract expenses	(38,570)	—	—	(38,570)	—	(38,570)
Equity in earnings of joint ventures	—	—	—	—	(5,330)	(5,330)
Segment EBITDA	22,310	32,834	(6,213)	48,931
Depreciation and amortization	(1,317)	(9,148)	—	(10,465)	9,148	(1,317)
Operating income (loss)	20,993	23,686	(6,213)	38,466		9,450
Gain (loss) on derivative instruments	(161)	(11,878)	—	(12,039)	11,878	(161)
Other financial income (expense), net	(11,952)	(17,138)	4,458	(24,632)	17,138	(7,494)
Income (loss) before tax	8,880	(5,330)	(1,755)	1,795	—	1,795
Income tax expense	(505)	—	24	(481)	—	(481)
Net income (loss)	$8,375	(5,330)	(1,731)	1,314	—	$1,314

	As of December 31, 2014
						Consolidated
	Majority	Joint venture FSRUs		Total		and Combined
	held	(proportional		Segment		Carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	Reporting
	(Restated)		(Restated)	(Restated)		(Restated)
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,363			295,363		295,363
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	372,930	300,327	190,618	863,875	(300,327)	563,548
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,324	2,358	—	174,682	(2,358)	172,324
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,341	—	—	1,341	—	$1,341

	Year ended December 31, 2013
						Consolidated
	Majority	Joint venture FSRUs		Total		and Combined
	held	(proportional		Segment		Carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	Reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$—	41,110	—	41,110	(41,110)	$—
Construction contract revenues	51,062	—	—	51,062	—	51,062
Other revenues	511	—	—	511	—	511
Total revenues	51,573	41,110	—	92,683		51,573
Operating expenses	(4,490)	(8,763)	(3,553)	(16,806)	8,763	(8,043)
Construction contract expenses	(43,958)	—	—	(43,958)	—	(43,958)
Equity in earnings of joint ventures	—	—	—	—	40,228	40,228
Segment EBITDA	3,125	32,347	(3,553)	31,919
Depreciation and amortization	(8)	(9,053)	—	(9,061)	9,053	(8)
Operating income (loss)	3,117	23,294	(3,553)	22,858		39,792
Gain (loss) on derivative instruments	—	35,038	—	35,038	(35,038)	—
Other financial income (expense), net	(1,448)	(18,104)	2,122	(17,430)	18,104	674
Income (loss) before tax	1,669	40,228	(1,431)	40,466	—	40,466
Income tax expense	—	—	—	—	—	—
Net income (loss)	$1,669	40,228	(1,431)	40,466	—	$40,466

	As of December 31, 2013
		Joint venture
	Majority	FSRUs		Total		Combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Newbuildings	$122,572	—	—	122,572	—	$122,572
Vessels, net of accumulated depreciation	—	286,460	—	286,460	(286,460)	—
Advances to joint ventures	—	—	24,510	24,510		24,510
Total assets	203,787	307,335	24,510	535,632	(307,335)	228,297
Accumulated losses of joint ventures	—	—	50	50	(54,350)	(54,300)
Expenditures for newbuildings, vessels & equipment	36,590	522	—	37,112	(522)	36,590
Expenditures for drydocking	$—	—	—	—	—	$—

	Year ended December 31, 2012
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
Time charter revenues	$—	41,076	—	41,076	(41,076)	$—
Construction contract revenues	5,512	—	—	5,512	—	5,512
Other revenues	—	—	—	—	—	—
Total revenues	5,512	41,076	—	46,588		5,512
Operating expenses	(2,372)	(8,652)	(813)	(11,837)	8,652	(3,185)
Construction contract expenses	(5,512)	—	—	(5,512)	—	(5,512)
Equity in earnings of joint ventures	—	—	—	—	5,007	5,007
Segment EBITDA	(2,372)	32,424	(813)	29,239
Depreciation and amortization	—	(9,060)	—	(9,060)	9,060	—
Operating income (loss)	(2,372)	23,364	(813)	20,179		1,822
Gain (loss) on derivative instruments	—	693	—	693	(693)	—
Other financial income (expense), net	(115)	(19,050)	2,481	(16,684)	19,050	2,366
Income (loss) before tax	(2,487)	5,007	1,668	4,188	—	4,188
Income tax expense	—	—	—	—	—	—
Net income (loss)	$(2,487)	5,007	1,668	4,188	—	$4,188

For the years ended December 31, 2014, 2013 and 2012, the percentage of consolidated and combined carve-out total revenues from the following customers accounted for over 10% of the consolidated and combined carve-out total revenues:

	Year ended
	December 31,
	2014	2013	2012
PGN	100%	100%	100%